Note 16 - Tax Expense - Income Tax Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax recognised in profit or loss
Current tax	$ 9,932	$ 9,051	$ 9,492
Income tax - current year	8,707	8,769	8,969
Income tax - change in tax estimates	(46)	(168)	(54)
Withholding tax - current year	1,271	450	577
Deferred tax expense	6,838	5,806	5,681
Origination and reversal of temporary differences	6,838	5,806	5,681
Tax expense – recognised in profit or loss	16,770	14,857	15,173
Income tax - current year	0	0	0
Tax expense	$ 16,770	$ 14,857	$ 15,173